Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of reconciliation of the differences between the statutory and effective tax expenses
	December 31	December 31
	2017	2016
Loss attributed to PRC	$(444,889)	$(783,688)
Loss attributed to US and other intermediate holding companies	(299,789)	(124,731)
Loss before tax	(744,678)	(908,419)

PRC Statutory Tax at 25% Rate	-	-
Effect of difference between PRC tax basis and US GAAP	1,440	342
Income tax	$1,440	$342

Schedule of difference between the U.S. federal statutory income tax rate and the Company's effective tax rate
	December 31	December 31
	2017	2016
U.S. federal statutory income tax rate	34%	34%
Lower rates in PRC, net	(9)%	(9)%
Effects of tax basis differences	(25)%	(25)%
The Company’s effective tax rate	(0)%	(0)%

Schedule of earliest tax years that remain subject to examination by major jurisdiction
December 31, 2017
U.S. Federal	2011
China	2013